PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

29.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2022	2023
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	4,234	3,666
Additional pension benefit obligation	29a.i.a.ii	44	44
The Company - unfunded	29a.i.b	522	258
Telkomsel	29a.ii	4,275	4,726
Projected pension benefit obligations		9,075	8,694
Net periodic post-employment health care benefit	29b	—	1,470
Other post-employment benefit	29c	268	244
Long service employee benefit	29d	1	1
Obligation under the Labor Law	29e	928	1,005
Total		10,272	11,414

The details of net pension benefit expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2021	2022	2023
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	732	577	629
Additional pension benefit obligation	29a.i.a.ii	—	37	3
The Company - unfunded	29a.i.b	74	58	54
Telkomsel	29a.ii	331	596	633
Total periodic pension benefit cost		1,137	1,268	1,319
Net periodic post-employment health care benefit cost	25,29b	263	213	205
Other post-employment benefit cost	25,29c	23	25	22
Long service employee benefit cost	25,29d	3	1	1
Obligation under the Labor Law	25,29e	254	78	217
Total		1,680	1,585	1,764

The amounts recognized in OCI are as follows:

	Notes	2021	2022	2023
Defined benefit plan actuarial gain (loss)
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	1,123	467	(524)
Additional pension benefit obligation	29a.i.a.ii	0	(7)	1
The Company - unfunded	29a.i.b	82	55	246
Telkomsel	29a.ii	(110)	218	91
Others		(3)	1	0
Post-employment health care benefit cost	29b	1,032	851	(1,265)
Other post-employment benefit	29c	2	14	(2)
Obligation under the Labor Law	29e	42	13	41
Sub-total		2,168	1,612	(1,412)
Deferred tax effect at the applicable tax rates	28h	(213)	(148)	23
Defined benefit plan acturial gain (loss) - net of tax		1,955	1,464	(1,389)

The following table presents the changes in projected pension benefit obligation and post-employment health care benefit obligations, changes in pension benefit and post-employment health care benefit plan assets, funded status of the pension plan and post-employment health care benefit plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2022 and 2023, under the defined benefit pension plan:

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2022	23,838	(18,947)	5,020	(832)	13,416	(12,778)	9,717
Service costs	178	—	326	—	—	—	504
Interest costs (income)	1,635	(1,347)	328	(58)	982	(933)	607
Plan administration cost	—	63	—	—	—	164	227
Additional welfare benefits	65	—	—	—	—	—	65
Cost recognized in the consolidated statement of profit or loss	1,878	(1,284)	654	(58)	982	(769)	1,403

Actuarial (gain) loss on:
Experience adjustments	(737)	—	(1)	—	(730)	—	(1,468)
Changes in demographic assumptions	—	—	(1)	—	—	—	(1)
Changes in financial assumptions	(30)	—	(67)	—	(136)	—	(233)
Return on plan assets
(excluding amount included in
net interest expense)	—	300	(186)	37	—	(69)	82
Changes in asset ceiling	—	—	—	—	—	84	84
Cost recognized in OCI	(767)	300	(255)	37	(866)	15	(1,536)

Employer’s contributions	—	(719)	—	—	—	—	(719)
Pension plan participants’ contributions	19	(19)	—	—	—	—	—
Benefits paid from plan assets	(1,767)	1,767	(291)	—	—	—	(291)
Benefits paid by employer	(65)	—	—	—	(654)	654	(65)
Balance, December 31, 2022	23,136	(18,902)	5,128	(853)	12,878	(12,878)	8,509
Projected pension benefit
obligation at end of year	4,234		4,275		—		8,509

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2023	23,136	(18,902)	5,128	(853)	12,878	(12,878)	8,509

Service costs	326	—	331	—	—	—	657
Settlement costs	(2)	2	—	—	—	—	—
Interest costs (income)	1,573	(1,295)	369	(67)	913	(898)	595
Plan administration cost	(126)	126	—	0	—	187	187
Interest expense on effect of asset ceiling	—	—	—	—	—	3	3
Additional welfare benefits	50	—	—	—	—	—	50
Cost recognized in the consolidated statement of profit or loss	1,821	(1,167)	700	(67)	913	(708)	1,492

Actuarial (gain) loss on:
Experience adjustments	91	—	(76)	—	(907)	—	(892)
Changes in demographic assumptions	—	—	—	—	—	—	—
Changes in financial assumptions	906	—	(40)	—	2,349	—	3,215
Return on plan assets
(excluding amount included in
net interest expense)	—	(473)	—	25	—	(89)	(537)
Changes in asset ceiling	—	—	—	—	—	(88)	(88)
Cost recognized in OCI	997	(473)	(116)	25	1,442	(177)	1,698

Employer’s contributions	—	(1,635)	—	(4)	—	—	(1,639)
Pension plan participants’ contributions	17	(17)	—	—	—	—	—
Benefits paid from plan assets	(1,972)	1,972	(149)	—	(586)	586	(149)
Benefits paid by employer	(50)	—	—	—	—	—	(50)
Benefit obligation from transferred employees	—	—	233	(171)	—	—	62
Effect on transfer of IndiHome business to Telkomsel	(231)	170	—	—	(23)	23	(61)
Balance, December 31, 2023	23,718	(20,052)	5,796	(1,070)	14,624	(13,154)	9,862
Projected pension benefit
obligation at end of year	3,666		4,726		1,470		9,862

The following table presents the changes in unfunded projected pension benefit obligations, additional pension benefit obligations, other post-employment benefit obligations and obligations under the Labor

Law, changes in additional pension benefit plan assets, and net amount recognized in the consolidated statements of financial position as of December 31, 2022 and 2023, under the defined benefit pension plan:

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the Labor Law	Total
Balance, January 1, 2022	613	—	300	4	926	1,843

Service costs	24	37	8	1	78	148
Interest costs	34	—	17	—	—	51
Cost recognized in the consolidated statement of profit or loss	58	37	25	1	78	199

Actuarial gain recognized in OCI	(55)	7	(14)	—	(13)	(75)
Benefits paid by employer	(94)	—	(43)	(4)	(63)	(204)
Balance, December 31, 2022	522	44	268	1	928	1,763

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the Labor Law	Total
Balance, January 1, 2023	522	44	268	1	928	1,763
Service costs	22	—	7	1	152	182
Interest costs	32	3	15	—	65	115
Cost recognized in the consolidated statement of profit or loss	54	3	22	1	217	297

Actuarial (gain) loss recognized in OCI	(246)	(1)	2	—	(41)	(286)
Benefits paid by employer	(53)	(2)	(38)	(1)	(102)	(196)
Effect on transfer of IndiHome business to Telkomsel	(19)	0	(10)	—	3	(26)
Balance, December 31, 2023	258	44	244	1	1,005	1,552

a.    Pension benefit cost

i.    The Company

(a)  Funded pension plan

(i)   Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). Pension Fund Management in accordance with the Pension Fund and Investment Directives Regulations determined by the Founder is carried out by the Board of Management. The Board of

Management is monitored by the Oversight Board consisting of representatives of the Company and participants.

The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company made contributions to the pension fund amounted to Rp719 billion and Rp1,635 billion, for the years ended December 31, 2022 and 2023, respectively.

Risks exposed to defined benefit programs are risks such as asset volatility and changes in bond yields. The project liabilities are calculated using a discount rate that refers to the level of government bond yields, if the return on program assets is lower, it will result in a program deficit. A decrease in the yield of government bonds will increase the program liabilities, although this will be offset in part by an increase in the value of the program bonds held. The Company ensures that the investment position is set within the framework of asset-liability matching ("ALM") that has been formed to achieve long-term results that are in line with the liabilities in the defined benefit pension plan. Within the ALM framework, the Company's objective is to adjust its pension assets and liabilities by investing in a well diversified portfolio to produce an optimal rate of return, taking into account the level of risk. Investment in the program has been well diversified, so that one investment's poor performance will not have a material impact on all asset groups.

As of December 31, 2022 and 2023, plan assets consist of:

	2022		2023
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,320	—	559	—
Equity instruments:
Financials	1,638	—	1,799	—
Consumer non-cyclicals	505	—	98	—
Basic material	271	—	276	—
Infrastructures	639	—	741	—
Energy	141	—	161	—
Technology	89	—	41	—
Industrials	315	—	267	—
Consumer Cyclicals	115	—	516	—
Properties and real estate	98	—	112	—
Healthcare	208	—	209	—
Transportation and logistic	8	—	7	—
Equity-based mutual fund	410	—	376	—
Fixed income instruments:
Corporate bonds	—	3,117	—	2,447
Government bonds	7,884	—	10,257	—
Fixed income mutual funds ("RDPT")	—	122	—	100
Midterm notes ("MTN")	—	100	—	99
Asset-backed securities ("EBA")	—	30	—	13
Sukuk	—	1,090	—	1,054
Non-public equity:
Direct placement	—	368	—	371
Property	—	187	—	186
Others	—	247	—	363
Total	13,641	5,261	15,419	4,633

Pension plan assets include Series B shares issued by the Company with fair values totalling Rp336 billion and Rp457 billion, representing 1.78% and 2.28% of total plan assets as of December 31, 2022 and 2023, respectively, and bonds issued by the Company with fair value totalling Rp348 billion and Rp345 billion, representing 1.84% and 1.72% of total plan assets as of December 31, 2022 and 2023, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp984 billion and Rp1,768 billion for the years ended December 31, 2022 and 2023, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statement as of December 31, 2023, Dapen's FSR is below 105%. Therefore, the Company will contribute to the defined benefit pension plan.

Based on the Company regulations issued on September 30, 2022, regarding the Pension Fund Regulations from the Telkom Pension Fund, the Company stipulates that retirees who quit other than because of Disciplinary Punishment, Early Retirement, and at their own request and receive Pension Benefits of less than Rp1 million per month are given increase in monthly Pension Benefits to Rp1 million. In 2022 and 2023, the Company provided employee welfare benefit to pensioners and pension beneficiaries who entered their retirement period before June 30, 2002 amounting to Rp65 billion and Rp50 billion, respectively.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2021, with reports dated March 24, 2022 by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with Willis Towers Watson (“WTW”) and as of December 31, 2022 and 2023 with report dated March 18, 2023 and March 1, 2024, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
Discount rate	7.00%	7.25%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

(ii)    Additional pension benefit obligation

Based on the Company Regulations issued on September 30, 2022, regarding the Regulations on Pension Funds from Telkom Pension Funds, the Company organizes a Defined Contribution Other Benefit Program (“PMLIP”) in the form of Additional Benefits. PMLIP participants are entitled to receive Periodic Pension Benefits every month in accordance with the provisions in the Pension Fund Regulations. Additional Benefit Funds are sourced from Employer Additional Benefit contributions and provision for investment development proceeds if the FSR is achieved above 102% and the rate of Return on Investment (“ROI”) is above the actuarial interest rate for funding. The employer's additional benefit contribution for each PMLIP participant is set at Rp120 thousand for a 12-month contribution period which is calculated proportionally according to the amount received.

The actuarial valuation for additional pension benefit was performed based on the measurement date as of December 31, 2021, with reports dated March 24, 2022 by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW and as of December 31, 2022 and 2023 with report dated March 18, 2023 and March 1,

2024, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
Discount rate	7.00%	7.25%	6.75%
Indonesian mortality table	2019	2019	2019

Additional pension benefit obligation has been set aside since 2018 according to the approval by the Oversight Board. As of December 31, 2023, there are no additional obligations set aside because the requirements for recognizing additional benefits as mentioned above have not been fulfilled.

(b)    Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees. The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp48 billion and Rp50 billion for the years ended December 31, 2022 and 2023, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus and other benefits. Since April 1, 2012, the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2021, with reports dated March 24, 2022 by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW and as of December 31, 2022 and 2023 with report dated March 8, 2023 and March 1, 2024, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner.  The principal actuarial assumptions used by the independent actuary as of December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
Discount rate	5.75% - 7.00%	7.00% - 7.25%	6.75%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2019	2019	2019

ii.    Telkomsel

Telkomsel provides a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits determined based on their latest basic salary or take-home pay (exclusive of functional allowances) and number of service years. The plan is managed by PT

Asuransi Jiwasraya (Persero) (“Jiwasraya”), a state-owned life insurance company, through an annuity insurance contract. Until 2004, employees contributed 5% of their monthly salaries to the plan, while Telkomsel contributed the remaining part required under the plan. Beginning in 2005, Telkomsel has been taking responsibility for the full amount of the contributions.

On April 23, 2021, Telkomsel and Jiwasraya agreed to terminate the insurance program contract (as mentioned above) and entered into restructuring agreement. The agreement replaced the benefit plan from annuities to lumpsum benefit. Based on this agreement, both parties agreed to determine the Cash Value ("CV”) at the termination date which divided into CV for active participant and passive participant amounting to Rp857 billion and Rp73 billion, respectively. There was a 5% cut from CV for active participant, hence the 95% of Rp857 billion (or equal to Rp814 billion) plus Rp73 billion will be the amount that subsequently taken over by PT Asuransi Jiwa IFG (“IFG Life”) when the agreement with IFG Life become effective and accordingly, the restructuring agreement will be terminated. As of November 30, 2023, the cash fund had been completely taken over by IFG Life with no changes was applied to the terms of the plan and cash value being transferred at the transfer date, and accordingly, the restructuring agreement was terminated.

On June 27, 2023, the Company and Telkomsel signed an agreement regarding Dapen to appoint Telkomsel as a Partner of the Company as the sole Founder, which resulted in rights and obligations to Telkomsel as governed in the Pension Fund Agreement effective from the business transfer of IndiHome consumer business segment to Telkomsel.

Effective from the business transfer of IndiHome consumer business segment to Telkomsel, Telkomsel sponsors a defined benefit pension plan for transferring employees hired prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Dapen. Dapen is managed in accordance with the Pension Fund and Investment Directives Regulations, which is determined by the Company as the Founder and is carried out by the Board of Management. The Board of Management is monitored by the Oversight Board, appointed by the Founder.

The pension benefits are paid based on the participating employee’s latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% of their basic salaries to the pension fund. Telkomsel’s contribution to the pension fund for the year ended December 31, 2023 was amounting to Rp20.50 billion.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2021 with reports dated March 24, 2022 by KKA Santhi Devi and Ardianto Handoyo, an independent actuary in association with WTW, and as of December 31, 2022 and 2023 with report dated February 28, 2023 and March 5, 2024, respectively, by KKA Halim and Partner, an independent actuary in association with Milliman. The principal actuarial assumptions used by the independent actuary as of December 31, 2021, 2022 and 2023, are as follows:

	2021	2022	2023
Discount rate	7.00%	6.75% - 7.25%	6.70%
Rate of compensation increases	8.00%	6.10% - 8.00%	7.50% - 8.00%
Indonesian mortality table	2019	2019	2019

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes Telkom”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contributions to Yakes Telkom for the years ended December 31, 2022 and 2023. As of December 31, 2022 and 2023, plan assets consist of:

	2022		2023
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,085	—	391	—
Equity instruments:
Financials	1,368	—	1,465	—
Consumer Non-Cyclicals	114	—	115	—
Basic material	264	—	260	—
Infrastructures	598	—	617	—
Energy	221	—	156	—
Technology	63	—	24	—
Industrials	185	—	261	—
Consumer Cyclicals	457	—	394	—
Properties and real estate	95	—	110	—
Healthcare	233	—	147	—
Transportation and logistic	3	—	5	—
Equity-based mutual funds	1,035	—	434	—
Fixed income instruments:
Government obligations	82	—	1,269	—
Corporate obligations	—	—	6	—
Fixed income mutual funds	6,761	—	7,053	—
Unlisted shares:
Private placement	—	398	—	447
Total	12,564	398	12,707	447

Yakes Telkom plan assets also include Series B shares issued by the Company with fair value totaling Rp228 billion and Rp321 billion, representing 1.76% and 2.45% of total plan assets as of December 31, 2022 and 2023, respectively. Bonds issued by The Company with a fair value of Rp6 billion each represent 0.04% of total assets as of December 31, 2023. The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp839 billion and Rp987 billion for the years ended December 31, 2022 and 2023, respectively.

The actuarial valuation for post-employment health care benefit was performed based on the measurement date as of December 31, 2021, with reports dated March 24, 2022 by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW and as of December 31, 2022 and 2023 with report dated March 8, 2023 and March 1, 2024, respectively, by

KKA I Gde Eka Sarmaja, FSAI and Partner.  The principal actuarial assumptions used by the independent actuary as of December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
Discount rate	7.50%	7.25%	6.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2021	2022	2023
Indonesian mortality table	2019	2019	2019

c.   Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP") and death allowance (Meninggal Dunia or "MD" allowance) is given to employees who have passed away with an amount of 12 times from the last salary.

The actuarial valuation for other post-employment benefit was performed based on the measurement date as of December 31, 2021, with reports dated March 24, 2022 by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW and as of December 31, 2022 and 2023 with report dated March 8, 2023 and March 1, 2024, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
Discount rate	6.25%	6.75%	6.50%
Indonesian mortality table	2019	2019	2019

d.   Long service employee benefit

The Company provides long service employee benefit to employee hired before July 1, 2002 and have a service period of more than 30 years and retired after September 19, 2019. Total obligation recognized as of December 31, 2022 and 2023 amounted to Rp1 billion, respectively. The related long service employee benefits cost charged to expense amounted to Rp1 billion for the years ended December 31, 2022 and 2023, respectively.

e.   Obligation under the Labor Law

Under Law No. 11 Year 2020, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognized as of December 31, 2022 and 2023 amounted to Rp928 billion and Rp1,005 billion, respectively. The related pension employee benefits cost charged to expense amounted to Rp254 billion, Rp78 billion, and Rp217 billion for the years ended December 31, 2021, 2022 and 2023, respectively (Note 25). The actuarial (gain) losses recognized in OCI amounted to Rp(42) billion, Rp13 billion and Rp41 billion for the years ended December 31, 2021, 2022 and 2023, respectively.

f.     Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2022 and 2023 are as follows:

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-	Post-employment
	Defined pension	Additional pension			health care	employment	benefits
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits	UUCK (Telkom)
2022
Within next 10 years	21,232	40	705	5,111	8,092	324	59
Within 10-20 years	16,485	31	229	11,178	12,746	123	414
Within 20-30 years	10,414	18	430	7,827	12,019	83	497
Within 30-40 years	4,209	6	96	473	5,491	6	80
Within 40-50 years	882	1	—	—	970	—	—
Within 50-60 years	77	—	—	—	59	—	—
Within 60-70 years	2	—	—	—	6	—	—
Within 70-80 years	—	—	—	—	1	—	—

Weighted average duration of DBO	8.48 years	8.48 years	5.52 years	9.45 years	12.40 years	4.62 years	11.69 years

2023
Within next 10 years	21,044	39	340	8,833	8,929	281	83
Within 10-20 years	15,850	30	79	13,778	13,651	116	426
Within 20-30 years	9,623	16	139	9,184	12,128	70	485
Within 30-40 years	3,630	5	21	439	5,114	3	49
Within 40-50 years	693	1	—	—	819	—	—
Within 50-60 years	53	—	—	—	48	—	—
Within 60-70 years	1	—	—	—	5	—	—
Within 70-80 years	—	—	—	—	1	—	—

Weighted average duration of DBO	8.42 years	8.42 years	5.45 years	9.18 years	12.39 years	4.51 years	11.18 years

g.    Sensitivity Analysis

As of December 31, 2022, and 2023, 1% change in discount rate and rate of compensation would have effect on DBO, as follows:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2022
Funded:
Defined pension benefit obligation	(1,948)	2,291	268	(255)
Unfunded	(24)	27	29	(27)
Telkomsel	(430)	491	536	(477)
Post-employment health care benefits	(1,413)	1,703	1,629	(1,380)
Other post-employment benefits	(12)	13	—	—
Post-employment benefits UUCK (Telkom)	(8)	10	27	(24)

2023
Funded:
Defined pension benefit obligation	(2,030)	2,387	235	(224)
Unfunded	(10)	12	13	(12)
Telkomsel	(529)	602	651	(582)
Post-employment health care benefits	(1,609)	1,939	1,845	(1,565)
Other post-employment benefits	(11)	12	3	(3)
Post-employment benefits UUCK (Telkom)	(10)	12	33	(28)

The sensitivity analysis was determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.